Business Segment Information (Tables)	12 Months Ended
Jan. 31, 2015
Segment Reporting [Abstract]
Schedule Of Business Segment Information

($ thousands)	Famous Footwear	Brand Portfolio	Other	Total
Fiscal 2014
External sales	$1,589,258	$982,451	$—	$2,571,709
Intersegment sales	—	114,408	—	114,408
Depreciation and amortization	26,581	8,974	16,060	51,615
Amortization of debt issuance costs and debt discount	—	—	2,400	2,400
Operating earnings (loss)	104,581	73,403	(52,050)	125,934
Segment assets	458,847	518,099	239,866	1,216,812
Purchases of property and equipment	33,001	6,105	5,846	44,952
Capitalized software	198	58	4,830	5,086

Fiscal 2013
External sales	$1,588,552	$924,561	$—	$2,513,113
Intersegment sales	—	132,596	—	132,596
Depreciation and amortization	25,917	13,440	15,972	55,329
Amortization of debt issuance costs and debt discount	—	—	2,513	2,513
Operating earnings (loss)	105,382	39,909	(46,674)	98,617
Segment assets	448,549	514,902	185,952	1,149,403
Purchases of property and equipment	32,728	6,026	5,214	43,968
Capitalized software	193	122	4,920	5,235

Fiscal 2012
External sales	$1,583,242	$894,554	$—	$2,477,796
Intersegment sales	—	141,634	—	141,634
Depreciation and amortization	22,827	16,671	15,285	54,783
Amortization of debt issuance costs and debt discount	—	—	2,561	2,561
Operating earnings (loss)	94,234	21,259	(41,015)	74,478
Segment assets	488,464	552,428	133,081	1,173,973
Purchases of property and equipment	34,931	15,685	5,185	55,801
Capitalized software	—	3	7,925	7,928

Schedule Of Reconciliation Of Operating Earnings Before Income Taxes From Continuing Operations
Following is a reconciliation of operating earnings to earnings before income taxes from continuing operations:

($ thousands)	2014	2013	2012
Operating earnings	$125,934	$98,617	$74,478
Interest expense	(20,445)	(21,254)	(22,973)
Loss on early extinguishment of debt	(420)	—	—
Interest income	379	377	322
Gain on sale of subsidiary	4,679	—	—
Earnings before income taxes from continuing operations	$110,127	$77,740	$51,827

Summary Of Net Sales And Long-lived Assets By Geographical Area [Table Text Block]
A summary of the Company’s net sales and long-lived assets by geographic area were as follows:

($ thousands)	2014	2013	2012
Net Sales
United States	$2,318,530	$2,258,605	$2,251,094
Far East	194,296	193,725	158,261
Canada	58,883	60,783	68,441
Total net sales	$2,571,709	$2,513,113	$2,477,796

Long-Lived Assets
United States	$414,559	$347,005	$381,459
Far East	2,336	2,454	9,478
Canada	8,773	7,159	7,824
Latin America, Europe and other	248	236	70
Total long-lived assets	$425,916	$356,854	$398,831